Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Age $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax expense	$ 76,623	$ 67,077	$ 72,813
Shares withheld as payment for tax withholdings related to share based compensation, market value	2,299	1,528	3,782
Common stock contribution to 401(k) plan	$ 4,543	$ 4,274	$ 2,945
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted | shares	1,500,000
Shares reserved for future grant | shares	457,408
Number of days of service required for an employee to purchase shares	90 days
Discount to employees to purchase shares	5.00%
Shares purchased under ESPP | shares	5,121	5,676	5,151
Average price of the shares purchased by employees | $ / shares	$ 171.89	$ 145.09	$ 168.21
Additional shares issued resulting from cash dividends reinvested in common stock | shares	3,964	5,087	4,338
Net proceeds from shares purchased under ESPP	$ 1,649	$ 1,638	$ 1,585
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted | shares	2,000,000
Shares of common stock remaining under the 2001 Plan available for issuance under the 2014 Plan | shares	45,421
Shares reserved for future grant | shares	161,503
Contractual term of stock option awards	5 years
2014 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan | shares	915,752
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan | shares	968,166
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares	25,216	30,715	17,318
Common stock contribution to 401(k) plan	$ 4,543	$ 4,274	$ 2,945
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 193.89	$ 151.58	$ 167.06
Fair value of non-vested stock that vested	$ 7,354	$ 4,931	$ 9,637
Unrecognized share-based compensation expense	$ 152,187
Vesting period related to unrecognized share-based compensation expense	11 years
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 57,000
Vesting period related to unrecognized share-based compensation expense	8 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	42,909
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 4,000
Vesting period related to unrecognized share-based compensation expense	2 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	82
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 31,000
Vesting period related to unrecognized share-based compensation expense	6 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 22,000
Vesting period related to unrecognized share-based compensation expense	8 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	88
Non-Vested Restricted Stock | President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 23,000
Vesting period related to unrecognized share-based compensation expense	23 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	35,025
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 22,000
Vesting period related to unrecognized share-based compensation expense	23 years
Age of president when non vested restricted shares vests | Age	62
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Vesting period related to unrecognized share-based compensation expense	25 years
Age of president when non vested restricted shares vests | Age	64
Non-Vested Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when non-vested (restricted) stock vests | Age	62
Non-Vested Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	11,693	9,824	21,754
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 2,299	$ 1,518	$ 3,775
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax expense	1,586	626	635
Total intrinsic value of stock options exercised	8,753	4,153	3,500
Cash received from Common stock issued	17,608	11,703	5,006
Unrecognized share-based compensation expense	$ 4,184
Vesting period related to unrecognized share-based compensation expense	1 year 9 months 18 days
Fair value of stock options vested	$ 2,177	$ 2,055	$ 1,607
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	11,455	799	7,027
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 2,343	$ 134	$ 1,269